CONVERTIBLE NOTES PAYABLE (Details 2) - USD ($)	Apr. 30, 2026	Apr. 17, 2026	Apr. 09, 2026
Short-Term Debt [Line Items]
Note Principal (Face Value)	$ 192,500
Gross Note Balance	16,445
Jefferson Street Capital [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Note Principal (Face Value)	96,250	$ 96,250
Guaranteed Interest Payable	7,700	7,700
Gross Note Balance	103,950	103,950
Less: Unamortized Debt Discount - OID	(8,199)	(8,750)
Less: Unamortized Debt Discount - Guar. Int.	(7,215)	(7,700)
Less: Unamortized Debt Discount -Warrant	(33,929)	(36,211)
Less: Unamortized Debt Issue Costs	(4,919)	(5,250)
Less: Unamortized Debt Discount - Derivative	(43,138)	(46,039)
Convertible Note Payable, Net	6,550	$ 0
Lambda Ventures [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Note Principal (Face Value)	96,250		$ 96,250
Guaranteed Interest Payable	7,700		7,700
Gross Note Balance	103,950		103,950
Less: Unamortized Debt Discount - OID	(8,246)		(8,750)
Less: Unamortized Debt Discount - Guar. Int.	(7,257)		(7,700)
Less: Unamortized Debt Discount -Warrant	(42,962)		(45,584)
Less: Unamortized Debt Issue Costs	(4,948)		(5,250)
Less: Unamortized Debt Discount - Derivative	(34,556)		(36,666)
Convertible Note Payable, Net	$ 5,981		$ 0